financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
financial instruments
Schedule of financial instruments, accounting classification and the nature of certain risks to which they may be subject

Risks
	Accounting			Market risks
Financial instrument	classification	Credit	Liquidity	Currency	Interest rate	Other price
Measured at amortized cost
Accounts receivable	AC [1]	X		X
Contract assets	AC [1]	X
Construction credit facilities advances to real estate joint venture	AC [1]				X
Short-term borrowings	AC [1]		X	X	X
Accounts payable	AC [1]		X	X
Provisions (including restructuring accounts payable)	AC [1]		X	X		X
Long-term debt	AC [1]		X	X	X
Measured at fair value
Cash and temporary investments	FVTPL [2]	X		X	X
Long-term investments (not subject to significant influence) [3]	FVTPL/FVOCI [3]			X		X
Foreign exchange derivatives [4]	FVTPL [2]	X	X	X
Virtual power purchase agreements [4]	FVTPL [2]					X

1	For accounting recognition and measurement purposes, classified as amortized cost (AC).
2

For accounting recognition and measurement purposes, classified as fair value through net income (FVTPL). Unrealized changes in the fair values of financial instruments are included in net income unless the instrument is part of a cash flow hedging relationship. The effective portions of unrealized changes in the fair values of financial instruments held for hedging are included in other comprehensive income.

3

Long-term investments over which we do not have significant influence are measured at fair value if those fair values can be reliably measured. For accounting recognition and measurement purposes, on an investment-by-investment basis, long-term investments are classified as either fair value through net income or fair value through other comprehensive income (FVOCI).

4

Use of derivative financial instruments is subject to a policy which requires that no derivative transaction is to be entered into for the purpose of establishing a speculative or leveraged position (the corollary being that all derivative transactions are to be entered into for risk management purposes only) and sets criteria for the creditworthiness of the transaction counterparties.

Schedule of maximum exposure (excluding income tax effects) to credit risk

As at December 31 (millions)	2023	2022
Cash and temporary investments, net	$864	$974
Accounts receivable	4,234	3,887
Contract assets	748	761
Derivative assets	215	333
	$6,061	$5,955

Analysis of the age of customer accounts receivable

As at December 31 (millions)		2023			2022
	Note	Gross	Allowance	Net [1]	Gross	Allowance	Net [1]
Customer accounts receivable, net of allowance for doubtful accounts
Less than 30 days past billing date		$1,077	$(14)	$1,063	$936	$(11)	$925
30-60 days past billing date		550	(14)	536	400	(11)	389
61-90 days past billing date		139	(17)	122	185	(15)	170
More than 90 days past billing date		193	(36)	157	192	(33)	159
Unbilled customer finance receivables		1,630	(36)	1,594	1,509	(39)	1,470
		$3,589	$(117)	$3,472	$3,222	$(109)	$3,113
Current	6(b)	$2,938	$(103)	$2,835	$2,636	$(94)	$2,542
Non-current	20	651	(14)	637	586	(15)	571
		$3,589	$(117)	$3,472	$3,222	$(109)	$3,113

1	Net amounts represent customer accounts receivable for which an allowance had not been made as at the dates of the Consolidated statements of financial position (see Note 6(b)).

Summary of activity related to the allowance for doubtful accounts

Years ended December 31 (millions)	2023	2022
Balance, beginning of period	$109	$110
Additions (doubtful accounts expense)	110	82
Accounts written off [1] less than recoveries	(109)	(89)
Other	7	6
Balance, end of period	$117	$109

1	For the year ended December 31, 2023, accounts that were written off but were still subject to enforcement activity totalled $180 (2022 – $148).

Summary of contract assets and related impairment allowance activity

As at December 31 (millions)	2023			2022
	Gross	Allowance	Net (Note 6(c))	Gross	Allowance	Net (Note 6(c))
Contract assets, net of impairment allowance
To be billed and thus reclassified to accounts receivable during:
The 12-month period ending one year hence	$616	$(21)	$595	$611	$(23)	$588
The 12-month period ending two years hence	259	(9)	250	277	(11)	266
Thereafter	54	(1)	53	55	(1)	54
	$929	$(31)	$898	$943	$(35)	$908

Schedule of contractual maturities of undiscounted financial liabilities, Non-derivative

	Non-derivative				Derivative

			Composite long-term debt
			Long-term
	Non-interest		debt,
	bearing		excluding		Currency swap agreement			Currency swap agreement
	financial	Short-term	leases [1]	Leases	amounts to be exchanged [2]			amounts to be exchanged
As at December 31, 2023 (millions)	liabilities	borrowings [1]	(Note 26)	(Note 26)	(Receive)	Pay	Other	(Receive)	Pay	Total
2024	$3,126	$111	$4,408	$685	$(1,271)	$1,267	$—	$(572)	$578	$8,332
2025	164	—	2,027	547	(219)	207	1	—	—	2,727
2026	93	—	2,378	416	(215)	206	1	—	—	2,879
2027	152	—	2,383	331	(1,657)	1,653	1	—	—	2,863
2028	43	—	3,388	202	(567)	576	—	—	—	3,642
2029-2033	—	—	10,092	503	(1,702)	1,662	—	—	—	10,555
Thereafter	—	—	12,018	323	(2,778)	2,734	—	—	—	12,297
Total	$3,578	$111	$36,694	$3,007	$(8,409)	$8,305	$3	$(572)	$578	$43,295
Total (Note 26(i))						$39,597

1	Cash outflows in respect of interest payments on our short-term borrowings, commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates in effect as at December 31, 2023.
2	The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swap receive column, have been determined based upon the currency exchange rates in effect as at December 31, 2023. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swap pay column as gross cash flows are exchanged pursuant to the currency swap agreements.

	Non-derivative				Derivative

			Composite long-term debt
			Long-term
	Non-interest		debt,
	bearing		excluding		Currency swap agreement		Currency swap agreement
	financial	Short-term	leases [1]	Leases	amounts to be exchanged [2]		amounts to be exchanged
As at December 31, 2022 (millions)	liabilities	borrowings [1]	(Note 26)	(Note 26)	(Receive)	Pay	(Receive)	Pay	Total
2023	$3,613	$9	$2,907	$596	$(1,679)	$1,674	$(669)	$648	$7,099
2024	254	105	3,126	537	(201)	193	—	—	4,014
2025	16	—	1,800	379	(599)	586	—	—	2,182
2026	12	—	2,154	273	(165)	162	—	—	2,436
2027	1	—	2,197	218	(1,644)	1,610	—	—	2,382
2028-2032	—	—	9,929	446	(1,785)	1,707	—	—	10,297
Thereafter	—	—	11,551	364	(2,921)	2,805	—	—	11,799
Total	$3,896	$114	$33,664	$2,813	$(8,994)	$8,737	$(669)	$648	$40,209

			Total			$36,220

1

Cash outflows in respect of interest payments on our short-term borrowings, commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates in effect as at December 31, 2022.

2

The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swap receive column, have been determined based upon the currency exchange rates in effect as at December 31, 2022. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swap pay column as gross cash flows are exchanged pursuant to the currency swap agreements.

Schedule of contractual maturities of undiscounted financial liabilities, Derivative

	Non-derivative				Derivative

			Composite long-term debt
			Long-term
	Non-interest		debt,
	bearing		excluding		Currency swap agreement			Currency swap agreement
	financial	Short-term	leases [1]	Leases	amounts to be exchanged [2]			amounts to be exchanged
As at December 31, 2023 (millions)	liabilities	borrowings [1]	(Note 26)	(Note 26)	(Receive)	Pay	Other	(Receive)	Pay	Total
2024	$3,126	$111	$4,408	$685	$(1,271)	$1,267	$—	$(572)	$578	$8,332
2025	164	—	2,027	547	(219)	207	1	—	—	2,727
2026	93	—	2,378	416	(215)	206	1	—	—	2,879
2027	152	—	2,383	331	(1,657)	1,653	1	—	—	2,863
2028	43	—	3,388	202	(567)	576	—	—	—	3,642
2029-2033	—	—	10,092	503	(1,702)	1,662	—	—	—	10,555
Thereafter	—	—	12,018	323	(2,778)	2,734	—	—	—	12,297
Total	$3,578	$111	$36,694	$3,007	$(8,409)	$8,305	$3	$(572)	$578	$43,295
Total (Note 26(i))						$39,597

1	Cash outflows in respect of interest payments on our short-term borrowings, commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates in effect as at December 31, 2023.
2	The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swap receive column, have been determined based upon the currency exchange rates in effect as at December 31, 2023. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swap pay column as gross cash flows are exchanged pursuant to the currency swap agreements.

	Non-derivative				Derivative

			Composite long-term debt
			Long-term
	Non-interest		debt,
	bearing		excluding		Currency swap agreement		Currency swap agreement
	financial	Short-term	leases [1]	Leases	amounts to be exchanged [2]		amounts to be exchanged
As at December 31, 2022 (millions)	liabilities	borrowings [1]	(Note 26)	(Note 26)	(Receive)	Pay	(Receive)	Pay	Total
2023	$3,613	$9	$2,907	$596	$(1,679)	$1,674	$(669)	$648	$7,099
2024	254	105	3,126	537	(201)	193	—	—	4,014
2025	16	—	1,800	379	(599)	586	—	—	2,182
2026	12	—	2,154	273	(165)	162	—	—	2,436
2027	1	—	2,197	218	(1,644)	1,610	—	—	2,382
2028-2032	—	—	9,929	446	(1,785)	1,707	—	—	10,297
Thereafter	—	—	11,551	364	(2,921)	2,805	—	—	11,799
Total	$3,896	$114	$33,664	$2,813	$(8,994)	$8,737	$(669)	$648	$40,209

			Total			$36,220

1

Cash outflows in respect of interest payments on our short-term borrowings, commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the interest rates in effect as at December 31, 2022.

2

The amounts included in undiscounted non-derivative long-term debt in respect of U.S. dollar-denominated long-term debt, and the corresponding amounts in the long-term debt currency swap receive column, have been determined based upon the currency exchange rates in effect as at December 31, 2022. The hedged U.S. dollar-denominated long-term debt contractual amounts at maturity, in effect, are reflected in the long-term debt currency swap pay column as gross cash flows are exchanged pursuant to the currency swap agreements.

Sensitivity analysis of exposure to market risks

	Net income		Other comprehensive income		Comprehensive income
Years ended December 31 (increase (decrease) in millions)	2023	2022	2023	2022	2023	2022
Reasonably possible changes in market risks [1]
10% change in C$: US$ exchange rate
Canadian dollar appreciates	$(6)	$(6)	$110	$19	$104	$13
Canadian dollar depreciates	$6	$6	$(110)	$(19)	$(104)	$(13)
10% change in US$: € exchange rate
U.S. dollar appreciates	$12	$16	$(68)	$(60)	$(56)	$(44)
U.S. dollar depreciates	$(12)	$(16)	$68	$60	$56	$44
25 basis point change in interest rates
Interest rates increase
Canadian interest rate	$(9)	$(8)	$79	$76	$70	$68
U.S. interest rate	$—	$—	$(72)	$(76)	$(72)	$(76)
Combined	$(9)	$(8)	$7	$—	$(2)	$(8)
Interest rates decrease
Canadian interest rate	$9	$8	$(82)	$(79)	$(73)	$(71)
U.S. interest rate	$—	$—	$75	$79	$75	$79
Combined	$9	$8	$(7)	$—	$2	$8
20 basis point change in wind discount
Wind discount increases	$(43)	$(34)	$—	$—	$(43)	$(34)
Wind discount decreases	$43	$34	$—	$—	$43	$34
20 basis point change in solar premium
Solar premium increases	$26	$25	$—	$—	$26	$25
Solar premium decreases	$(26)	$(25)	$—	$—	$(26)	$(25)

1

These sensitivities are hypothetical and should be used with caution. Changes in net income and/or other comprehensive income generally cannot be extrapolated because the relationship of the change in assumption to the change in net income and/or other comprehensive income may not be linear. In this table, the effect of a variation in a particular assumption on the amount of net income and/or other comprehensive income is calculated without changing any other factors; in reality, changes in one factor may result in changes in another, which might magnify or counteract the sensitivities.

Schedule of derivative financial instruments measured at fair value on a recurring basis

As at December 31 (millions)		2023				2022
		Maximum	Notional	Fair value [1] and	Price or	Maximum	Notional	Fair value [1] and	Price or
	Designation	maturity date	amount	carrying value	rate	maturity date	amount	carrying value	rate
Current Assets [2]
Derivatives used to manage
Currency risk arising from U.S. dollar-denominated revenues	HFT [4]	2024	$111	$2	US$1.00: ₱56	2023	$72	$1	US$1.00: ₱55
Currency risk arising from U.S. dollar-denominated purchases	HFH [3]	2024	$47	—	US$1.00: C$1.31	2023	$397	21	US$1.00: C$1.28
Currency risk arising from U.S. dollar-denominated long-term debt (Note 26(b)-(c))	HFH [3]	2024	$118	1	US$1.00: C$1.31	2023	$526	9	US$1.00: C$1.33
Currency risk arising from European euro functional currency operations purchased with U.S. dollar-denominated long-term debt [7] (Note 26(f))	HFH [5]	2027	$45	17	€1.00: US$1.09	2025	$31	26	€1.00: US$1.09
Interest rate risk associated with non-fixed rate credit facility amounts drawn (Note 26(f))	HFH [3]	2024	$11	2	3.5%	—	$—	—	—
Price risk associated with purchase of electrical power	HFT [4]	2047	$25	14	$30.60/ MWh	2047	$39	26	$29.66/ MWh
				$36				$83
Other Long-Term Assets [2]
Derivatives used to manage
Currency risk arising from U.S. dollar-denominated long-term debt [6] (Note 26(b)-(c))	HFH [3]	—	$—	$—	—	2048	$4,443	$66	US$1.00: C$1.30
Currency risk arising from European euro functional currency operations purchased with U.S. dollar-denominated long-term debt [7] (Note 26(f))	HFH [5]	—	$—	—	—	2025	$454	17	€1.00: US$1.09
Price risk associated with purchase of electrical power	HFT [4]	2047	$672	179	$39.52/ MWh	2047	$683	167	$39.15/ MWh
				$179				$250
Current Liabilities [2]
Derivatives used to manage
Currency risk arising from U.S. dollar-denominated revenues	HFT [4]	2024	$18	$—	US$1.00: ₱55	2023	$68	$3	US$1.00: ₱55
Currency risk arising from U.S. dollar-denominated purchases	HFH [3]	2024	$401	7	US$1.00: C$1.34	2023	$111	1	US$1.00: C$1.36
Currency risk arising from U.S. dollar-denominated long-term debt (Note 26(b)-(c))	HFH [3]	2024	$943	18	US$1.00: C$1.35	2023	$957	14	US$1.00: C$1.37
				$25				$18
Other Long-Term Liabilities [2]
Derivatives used to manage
Currency risk arising from U.S. dollar-denominated long-term debt [6] (Note 26(b)-(c))	HFH [3]	2049	$6,610	$176	US$1.00: C$1.31	2049	$2,329	$24	US$1.00: C$1.33
Currency risk arising from European euro functional currency operations purchased with U.S. dollar-denominated long-term debt [7] (Note 26(f))	HFH [5]	2027	$591	13	€1.00: US$1.09	—	$—	—	—
Interest rate risk associated with non-fixed rate credit facility amounts drawn (Note 26(f))	HFH [3]	2028	$205	2	3.6%	—	$—	—	—
				$191				$24

Schedule of significant unobservable inputs used in the fair value measurement

Years ended December 31	2023	2022
Unrealized changes in virtual power purchase agreements forward element
Included in net income, excluding income taxes	$—	$193
Balance, beginning of period	193	—
Balance, end of period	$193	$193

Schedule of long-term debt amortized cost and fair value

As at December 31 (millions)	2023		2022
	Carrying		Carrying
	value	Fair value	value	Fair value
Long-term debt, excluding leases (Note 26)	$24,735	$23,853	$22,967	$21,000

Schedule of gains and losses, excluding income tax effects, on derivative instruments classified as cash flow hedging items

	Amount of gain (loss)
	recognized in other		Gain (loss) reclassified from other comprehensive
	comprehensive income		income to income (effective portion) (Note 11)
	(effective portion) (Note 11)			Amount
Years ended December 31 (millions)	2023	2022	Location	2023	2022
Derivatives used to manage currency risk
Arising from U.S. dollar-denominated purchases	$(7)	$30	Goods and services purchased	$17	$17
Arising from U.S. dollar-denominated long-term debt [1] Note 26(b)-(c)	(222)	131	Financing costs	(108)	355
Arising from net investment in a foreign operation [2]	(32)	47	Financing costs	7	(12)
	(261)	208		(84)	360
Derivatives used to manage other market risks
Other	(3)	—	Financing costs	(4)	(1)
	$(264)	$208		$(88)	$359

1

Amounts recognized in other comprehensive income are net of the change in the foreign currency basis spread (which is used for purposes of assessing hedge ineffectiveness) included in the fair value of the derivative instruments; such amounts for the year ended December 31, 2023, were $40 (2022 – $70).

2

Amounts recognized in other comprehensive income are net of the change in the foreign currency basis spread (which is used for purposes of assessing hedge ineffectiveness) included in the fair value of the derivative instruments; such amounts for the year ended December 31, 2023, were $2 (2022 – $NIL).

Schedule of gains and losses arising from derivative instruments classified as held for trading

	Gain (loss) on derivatives recognized in income
Years ended December 31 (millions)	2023	2022
Derivatives used to manage currency risk	$5	$(24)
Unrealized changes in virtual power purchase agreements forward element	$—	$193